N-2 - USD ($) $ in Thousands		Dec. 08, 2023	Sep. 30, 2023
Cover [Abstract]
Entity Central Index Key		0001278752
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		MIDCAP FINANCIAL INVESTMENT CORPORATION
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Our investment objective is to generate current income and, to a lesser extent, long-term capital appreciation. We invest primarily in directly originated and privately negotiated first lien senior secured loans to privately held U.S. middle-market companies. To a lesser extent, we may invest in other types of securities including, first lien unitranche, second lien senior secured, unsecured, subordinated, and mezzanine loans, and equities in both private and public middle market companies.
Risk Factors [Table Text Block]
RISK FACTORS
Your investment in the Notes will involve certain risks. You should carefully consider the risks described below and all of the information contained in this prospectus supplement and the accompanying prospectus before deciding whether to purchase any Notes. The risks and uncertainties described below are not the only risks and uncertainties we face. Additional risks and uncertainties not presently known to us or that we currently deem immaterial may also impair our business operations. If any of the following risks actually occur, our business, financial condition and results of operations would suffer. The risks discussed below also include forward-looking statements and our actual results may differ substantially from those discussed in these forward-looking statements. See the section entitled “Forward-Looking Statements” included elsewhere in this prospectus supplement and the accompanying prospectus. You should, in consultation with your own financial and legal advisors, carefully consider the following discussion of risks before deciding whether an investment in the Notes is suitable for you.
Risks Relating to the Notes
Our amount of debt outstanding may increase as a result of this offering. Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
As of September 30, 2023, we and our subsidiaries had approximately $1,438 million aggregate principal amount of senior indebtedness outstanding, $963 million of which was secured indebtedness and $475 million of which was unsecured indebtedness.
The use of debt could have significant consequences on our future operations, including:

•	making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding debt;

•
resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our debt agreements, which event of default could result in substantially all of our debt becoming immediately due and payable;

•	reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;

•	subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates, including borrowings under our Senior Secured Facility; and

•	limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.
Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
Our ability to meet our payment and other obligations under our debt instruments depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under our Senior Secured Facility or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes and our other debt and to fund other liquidity needs. If we are not able to generate sufficient cash flow to service our debt obligations, we may need to refinance or restructure our debt, including the Notes, sell assets, reduce or delay capital investments, or seek to raise additional capital. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt.

A downgrade, suspension or withdrawal of the rating assigned by a rating agency to us or the Notes, if any, could cause the liquidity or market value of the Notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain the ratings or to advise holders of Notes of any changes in ratings.
The Notes will be rated by Kroll Bond Rating Agency Inc., or “Kroll”. There can be no assurance that its rating will remain for any given period of time or that such rating will not be lowered or withdrawn entirely by Kroll if in its judgment future circumstances relating to the basis of the rating, such as adverse changes in our company, so warrant.
The Notes will be effectively subordinated to any existing and future secured indebtedness and structurally subordinated to existing and future liabilities and other indebtedness of our subsidiaries, and are due after certain of our outstanding notes.
The Notes will be our general, unsecured obligations and will rank equal in right of payment with all of our existing and future senior, unsecured indebtedness (including, but not limited to, our $125 million aggregate principal amount of 2026 Notes and $350 million aggregate principal amount of 2025 Notes, and senior in right of payment to any of our subordinated indebtedness. As a result, the Notes will be effectively subordinated to our existing and future secured indebtedness (including, but not limited to, as of September 30, 2023, $963 million aggregate principal amount of our indebtedness under our $1.705 billion senior secured facility) to the extent of the value of the assets securing such indebtedness and structurally subordinated to any existing and future liabilities and other indebtedness of our subsidiaries. These liabilities may include indebtedness, trade payables, guarantees, lease obligations and letter of credit obligations. The Notes do not restrict us or our subsidiaries from incurring indebtedness, including senior secured indebtedness in the future, nor do they limit the amount of indebtedness we can issue that is equal in right of payment to the Notes. As of September 30, 2023, we and our subsidiaries had approximately $1,438 million aggregate principal amount of senior indebtedness outstanding, $963 million of which was secured indebtedness and $475 million of which was unsecured indebtedness.
The 2026 Notes and 2025 Notes are due prior to the Notes. We do not currently know whether we will be able to replace any of these notes, or if we do, whether we will be able to do so on terms that are as favorable as such notes. In the event that we are not able to replace these notes at the time of their respective maturities, this could have a material adverse effect on our liquidity and ability to fund new investments, our ability to make distributions to our stockholders, our ability to repay the Notes and our ability to qualify as a regulated investment company.
The indenture under which the Notes will be issued will contain limited protection for holders of the Notes.
The indenture under which the Notes will be issued will offer limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

•
issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the value of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, which generally prohibit us from incurring additional debt or issuing additional debt or preferred securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such incurrence or issuance;

•
pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes, any preferred stock we may issue in the future and any subordinated indebtedness, in each case other than dividends, purchases, redemptions or payments that would cause our asset coverage to fall below the threshold specified in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions thereto, whether or not we are subject to such provisions of the 1940 Act, giving effect to any no-action
relief granted by the SEC to another BDC and upon which we may reasonably rely (or to us if we determine to seek such similar SEC no-action
or other relief) permitting the BDC to declare any cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act in order to maintain our status as a RIC under Subchapter M of the Code;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	enter into transactions with affiliates;

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	make investments; or

•	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.
Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.
Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. See “Risk Factors—Risks Relating to Our Business and Structure—We currently use borrowed funds to make investments and are exposed to the typical risks associated with leverage” in our most recent Annual Report on Form
10-KT
for the fiscal year ended December 31, 2022, filed with the SEC on February 21, 2023 (the “2022 Annual Report”). In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.
We may be subject to certain corporate-level taxes which could adversely affect our cash flow and consequently adversely affect our ability to make payments on the Notes.
We may be subject to certain corporate-level taxes regardless of whether we continue to qualify as a RIC under Subchapter M of the Code. Additionally, should we fail to qualify as a RIC, we would be subject to corporate-
level taxes on all of our taxable income. The imposition of corporate-level taxes could adversely affect our cash flow and consequently adversely affect our ability to make payments on the Notes.
The Notes may not be approved by The Nasdaq Global Select Market and an active trading market for the Notes may not develop, which could limit the market price of the Notes or your ability to sell them.
The Notes are a new issue of debt securities for which there currently is no trading market. Although we expect the Notes to be listed on The Nasdaq Global Select Market, we cannot provide any assurances that The Nasdaq Global Select Market will approve the listing of the Notes or that an active trading market will develop for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion. Accordingly, we cannot assure you that a liquid trading market will develop for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.
The optional redemption provision may materially adversely affect your return on the Notes.
The Notes are redeemable in whole or in part upon certain conditions at any time or from time to time at our option on or after December 15, 2025. We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the Notes being redeemed.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
The following table sets forth our actual capitalization at September 30, 2023. You should read this table together with “Use of Proceeds” described in this prospectus supplement and our unaudited financial statements and the accompanying notes and the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” each included in our Quarterly Report on Form
10-Q
for the fiscal quarter ended September 30, 2023, filed with the SEC on November 7, 2023, which is incorporated by reference herein.
All amounts in thousands, except per share data

As of September 30, 2023
Actual (unaudited)
Cash and cash equivalents	$42,951
Debt
Borrowings under Senior Secured Facility (1)	962,859
Notes offered hereby	—
2026 Notes	125,000
2025 Notes	350,000
Stockholders’ Equity
Common stock, par value $0.001 per share; 130,000,000 shares authorized, 65,451,359 shares issued and outstanding	65
Capital in excess of par value	2,104,823
Distributable earnings (2)	(1,108,043)
Total stockholders’ equity	996,845
Total capitalization (3)	$2,431,342

(1)	As described under “Use of Proceeds,” we expect to use the net proceeds from this offering to repay a portion of the borrowings outstanding under our Senior Secured Facility.
(2)
Includes cumulative net investment income or loss, cumulative amounts of gains and losses realized from investment and foreign currency transactions and net unrealized appreciation or depreciation of investments and foreign currencies, and distributions paid to stockholders other than tax return of capital distributions. Distributable earnings is not intended to represent amounts we may or will distribute to our stockholders.

(3)	Total capitalization equals the sum of (a) debt less unamortized debt issuance costs and (b) net assets attributable to common stock.

Long Term Debt, Title [Text Block]
CAPITALIZATION
The following table sets forth our actual capitalization at September 30, 2023. You should read this table together with “Use of Proceeds” described in this prospectus supplement and our unaudited financial statements and the accompanying notes and the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” each included in our Quarterly Report on Form
10-Q
for the fiscal quarter ended September 30, 2023, filed with the SEC on November 7, 2023, which is incorporated by reference herein.
All amounts in thousands, except per share data

As of September 30, 2023
Actual (unaudited)
Cash and cash equivalents	$42,951
Debt
Borrowings under Senior Secured Facility (1)	962,859
Notes offered hereby	—
2026 Notes	125,000
2025 Notes	350,000
Stockholders’ Equity
Common stock, par value $0.001 per share; 130,000,000 shares authorized, 65,451,359 shares issued and outstanding	65
Capital in excess of par value	2,104,823
Distributable earnings (2)	(1,108,043)
Total stockholders’ equity	996,845
Total capitalization (3)	$2,431,342

(1)	As described under “Use of Proceeds,” we expect to use the net proceeds from this offering to repay a portion of the borrowings outstanding under our Senior Secured Facility.
(2)
Includes cumulative net investment income or loss, cumulative amounts of gains and losses realized from investment and foreign currency transactions and net unrealized appreciation or depreciation of investments and foreign currencies, and distributions paid to stockholders other than tax return of capital distributions. Distributable earnings is not intended to represent amounts we may or will distribute to our stockholders.

(3)	Total capitalization equals the sum of (a) debt less unamortized debt issuance costs and (b) net assets attributable to common stock.

Risks Relating to the Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to the Notes
Our amount of debt outstanding may increase as a result of this offering. Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
As of September 30, 2023, we and our subsidiaries had approximately $1,438 million aggregate principal amount of senior indebtedness outstanding, $963 million of which was secured indebtedness and $475 million of which was unsecured indebtedness.
The use of debt could have significant consequences on our future operations, including:

•	making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding debt;

•
resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our debt agreements, which event of default could result in substantially all of our debt becoming immediately due and payable;

•	reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;

•	subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates, including borrowings under our Senior Secured Facility; and

•	limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.
Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
Our ability to meet our payment and other obligations under our debt instruments depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under our Senior Secured Facility or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes and our other debt and to fund other liquidity needs. If we are not able to generate sufficient cash flow to service our debt obligations, we may need to refinance or restructure our debt, including the Notes, sell assets, reduce or delay capital investments, or seek to raise additional capital. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt.

A downgrade, suspension or withdrawal of the rating assigned by a rating agency to us or the Notes, if any, could cause the liquidity or market value of the Notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain the ratings or to advise holders of Notes of any changes in ratings.
The Notes will be rated by Kroll Bond Rating Agency Inc., or “Kroll”. There can be no assurance that its rating will remain for any given period of time or that such rating will not be lowered or withdrawn entirely by Kroll if in its judgment future circumstances relating to the basis of the rating, such as adverse changes in our company, so warrant.
The Notes will be effectively subordinated to any existing and future secured indebtedness and structurally subordinated to existing and future liabilities and other indebtedness of our subsidiaries, and are due after certain of our outstanding notes.
The Notes will be our general, unsecured obligations and will rank equal in right of payment with all of our existing and future senior, unsecured indebtedness (including, but not limited to, our $125 million aggregate principal amount of 2026 Notes and $350 million aggregate principal amount of 2025 Notes, and senior in right of payment to any of our subordinated indebtedness. As a result, the Notes will be effectively subordinated to our existing and future secured indebtedness (including, but not limited to, as of September 30, 2023, $963 million aggregate principal amount of our indebtedness under our $1.705 billion senior secured facility) to the extent of the value of the assets securing such indebtedness and structurally subordinated to any existing and future liabilities and other indebtedness of our subsidiaries. These liabilities may include indebtedness, trade payables, guarantees, lease obligations and letter of credit obligations. The Notes do not restrict us or our subsidiaries from incurring indebtedness, including senior secured indebtedness in the future, nor do they limit the amount of indebtedness we can issue that is equal in right of payment to the Notes. As of September 30, 2023, we and our subsidiaries had approximately $1,438 million aggregate principal amount of senior indebtedness outstanding, $963 million of which was secured indebtedness and $475 million of which was unsecured indebtedness.
The 2026 Notes and 2025 Notes are due prior to the Notes. We do not currently know whether we will be able to replace any of these notes, or if we do, whether we will be able to do so on terms that are as favorable as such notes. In the event that we are not able to replace these notes at the time of their respective maturities, this could have a material adverse effect on our liquidity and ability to fund new investments, our ability to make distributions to our stockholders, our ability to repay the Notes and our ability to qualify as a regulated investment company.
The indenture under which the Notes will be issued will contain limited protection for holders of the Notes.
The indenture under which the Notes will be issued will offer limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

•
issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the value of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, which generally prohibit us from incurring additional debt or issuing additional debt or preferred securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such incurrence or issuance;

•
pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes, any preferred stock we may issue in the future and any subordinated indebtedness, in each case other than dividends, purchases, redemptions or payments that would cause our asset coverage to fall below the threshold specified in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions thereto, whether or not we are subject to such provisions of the 1940 Act, giving effect to any no-action
relief granted by the SEC to another BDC and upon which we may reasonably rely (or to us if we determine to seek such similar SEC no-action
or other relief) permitting the BDC to declare any cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act in order to maintain our status as a RIC under Subchapter M of the Code;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	enter into transactions with affiliates;

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	make investments; or

•	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.
Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.
Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. See “Risk Factors—Risks Relating to Our Business and Structure—We currently use borrowed funds to make investments and are exposed to the typical risks associated with leverage” in our most recent Annual Report on Form
10-KT
for the fiscal year ended December 31, 2022, filed with the SEC on February 21, 2023 (the “2022 Annual Report”). In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.
We may be subject to certain corporate-level taxes which could adversely affect our cash flow and consequently adversely affect our ability to make payments on the Notes.
We may be subject to certain corporate-level taxes regardless of whether we continue to qualify as a RIC under Subchapter M of the Code. Additionally, should we fail to qualify as a RIC, we would be subject to corporate-
level taxes on all of our taxable income. The imposition of corporate-level taxes could adversely affect our cash flow and consequently adversely affect our ability to make payments on the Notes.
The Notes may not be approved by The Nasdaq Global Select Market and an active trading market for the Notes may not develop, which could limit the market price of the Notes or your ability to sell them.
The Notes are a new issue of debt securities for which there currently is no trading market. Although we expect the Notes to be listed on The Nasdaq Global Select Market, we cannot provide any assurances that The Nasdaq Global Select Market will approve the listing of the Notes or that an active trading market will develop for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion. Accordingly, we cannot assure you that a liquid trading market will develop for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.
The optional redemption provision may materially adversely affect your return on the Notes.
The Notes are redeemable in whole or in part upon certain conditions at any time or from time to time at our option on or after December 15, 2025. We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the Notes being redeemed.

Borrowings Under Senior Secured Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	[1]		$ 962,859
Borrowings Under Senior Secured Facility 2026 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			125,000
Borrowings Under Senior Secured Facility 2025 Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal			$ 350,000

[1]	As described under “Use of Proceeds,” we expect to use the net proceeds from this offering to repay a portion of the borrowings outstanding under our Senior Secured Facility.